Organization and Recent Events - Additional Information (Detail)				3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 11, 2016 USD ($) shares	Dec. 03, 2015 USD ($) $ / shares shares	Dec. 02, 2015 USD ($) Subsidiary	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares	Dec. 31, 2015 USD ($) shares
Organization And Recent Events [Line Items]
Change of corporate name, effective date					Feb. 11, 2016
Repayments of Parent Note	$ 62,000,000
Debt Instrument, interest rate					10.00%	10.00%
Ordinary Shares | Promissory Notes
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares	655,094
1%/12% Step-Up Senior Secured Third Lien Convertible Notes
Organization And Recent Events [Line Items]
Number of share embedded in each note holder units | shares	1				1
Convertible notes payable	$ 172.61				$ 173.28
Debt Instrument, interest rate	0.083%				0.083%	0.083%
Debt instrument, maturity year					2030
Debt instrument, maturity date					Dec. 31, 2030
Debt instrument, payment terms						Interest is computed on the basis of a 360-day year comprised of twelve 30-day months at a rate of 1% per annum for the first four years and then increasing to 12% per annum until maturity.
Interest rate per annum for the first four years					1.00%
Interest rate per annum until maturity					12.00%
1%/12% Step-Up Senior Secured Third Lien Convertible Notes | Ordinary Shares
Organization And Recent Events [Line Items]
Convertible notes | $ / shares					$ 95.60	$ 95.60
2017 Term Loan
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares					1.722798
Convertible notes payable					$ 1,000
2019 Term Loan
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares					1.725087
7.5% Senior Notes
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares					1.786070
Debt Instrument, interest rate					7.50%	7.50%
7.125% Senior Notes
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares					1.728569
Debt Instrument, interest rate					7.125%	7.125%
Predecessor
Organization And Recent Events [Line Items]
Repayments of Parent Note		$ 62,000,000
Number of share embedded in each note holder units | shares							1
Convertible notes payable							$ 172.61
Predecessor | Tungsten Explorer
Organization And Recent Events [Line Items]
Drilling service contract agreement effective date							Jan. 01, 2016
Drilling service contract agreement expiration date							Jan. 01, 2016
Predecessor | Platinum Explorer
Organization And Recent Events [Line Items]
Drilling service contract initial agreement							5 years
Predecessor | Contract Termination
Organization And Recent Events [Line Items]
Deferred mobilization revenue				$ 21,500,000
Predecessor | Letter Of Credit
Organization And Recent Events [Line Items]
Fees payable on outstanding face amount of letters of credit at rate							5.50%
Predecessor | Ordinary Shares | Promissory Notes
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares		655,094
Predecessor | 1%/12% Step-Up Senior Secured Third Lien Convertible Notes
Organization And Recent Events [Line Items]
Debt Instrument, interest rate							0.083%
Debt instrument, maturity date							Dec. 31, 2030
Debt instrument, payment terms							Interest is computed on the basis of a 360-day year comprised of twelve 30-day months at a rate of 1% per annum for the first four years and then increasing to 12% per annum until maturity.
Pre-petition secured debt claims		$ 2,500,000,000
Convertible notes		$ 750,000,000
Interest rate per annum for the first four years							1.00%
Interest rate per annum until maturity							12.00%
Minimum affirmative vote percentage		75.00%
Predecessor | 1%/12% Step-Up Senior Secured Third Lien Convertible Notes | Ordinary Shares
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares		4,344,959
Convertible notes | $ / shares		$ 95.60
Predecessor | Second Amended and Restated Credit Agreement
Organization And Recent Events [Line Items]
Revolving letter of credit commitment		$ 32,000,000
Repayments of lines of credit		7,000,000
Predecessor | Second Amended and Restated Credit Agreement | LIBOR
Organization And Recent Events [Line Items]
Applicable margin on interest							6.50%
Debt Instrument Floor Rate							0.50%
Predecessor | Second Amended and Restated Credit Agreement | Letter Of Credit
Organization And Recent Events [Line Items]
Revolving letter of credit commitment		32,000,000
Repayments of lines of credit		150,000,000
Predecessor | Second Amended and Restated Credit Agreement | Term Loan
Organization And Recent Events [Line Items]
Issuance of senior notes		$ 143,000,000
Predecessor | New 10% Senior Secured Second Lien Notes
Organization And Recent Events [Line Items]
Debt Instrument, interest rate		10.00%
Debt instrument, maturity year		2020
Senior notes, noncurrent		$ 75,000,000
Debt instrument, maturity year							2020
Predecessor | 10% Senior Secured Second Lien Notes
Organization And Recent Events [Line Items]
Debt Instrument, interest rate		10.00%
Issuance of senior notes		$ 76,100,000
Backstop agreement premium paid		2,200,000
Backstop agreement premium paid in cash		1,100,000
Backstop agreement premium paid in senior secured second lien notes		1,100,000
Proceeds from issuance of senior notes net of fees paid		$ 73,900,000
Debt instrument, maturity date							Dec. 31, 2020
Debt instrument, annual interest rate		10.00%
Debt instrument, outstanding interest rate		10.00%
Debt instrument, payment terms							Interest on outstanding 10% Second Lien Notes is payable semi-annually in arrears, commencing on June 30, 2016. Interest is computed on the basis of a 360-day year comprised of twelve 30-day months.
Predecessor | 2017 Term Loan
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares							1.722798
Convertible notes payable							$ 1,000
Issuance of senior notes							500,000,000
Convertible notes issued per 1000 face values of notes converted							$ 297.37
Predecessor | 2019 Term Loan
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares							1.725087
Issuance of senior notes							$ 350,000,000
Convertible notes issued per 1000 face values of notes converted							$ 297.77
Predecessor | 7.5% Senior Notes
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares							1.786070
Debt Instrument, interest rate							7.50%
Debt instrument, maturity year							2019
Convertible notes issued per 1000 face values of notes converted							$ 308.29
Predecessor | 7.125% Senior Notes
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares							1.728569
Debt Instrument, interest rate							7.125%
Debt instrument, maturity year							2023
Convertible notes issued per 1000 face values of notes converted							$ 298.37
Chapter Eleven Restructuring Agreement and Emergence from Voluntary Reorganization
Organization And Recent Events [Line Items]
Number of subsidiaries acquired | Subsidiary			2
Promissory note issue to acquire subsidiaries			$ 61,500,000
Reorganization Plan
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares					4,344,959
Reorganization Plan | Predecessor
Organization And Recent Events [Line Items]
Share issued during period for repayment of debt | shares							4,344,959
Chapter Eleven Restructuring Agreement and Emergence from Voluntary Reorganization | Predecessor
Organization And Recent Events [Line Items]
Number of subsidiaries acquired | Subsidiary			2
Promissory note issue to acquire subsidiaries			$ 61,500,000